Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: March 2006

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Second Amended and Restated Indenture, dated as of March, 14, 2006 (as amended, supplemented or otherwise modified, the “Indenture”), and the Amended and Restated Asset Pool One Supplement, dated as of October 15, 2004 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, and, with respect to the First USA Credit Card Master Trust, the Second Amended and Restated Pooling and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “FUSA Pooling and Servicing Agreement”), by and between Chase Bank USA, National Association and the Bank of New York (Delaware), as trustee, or, with respect to the Chase Credit Card Master Trust, the FourthAmended and Restated Pooling and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “Chase Pooling and Servicing Agreement”), by and between Chase Bank USA, National Association, as transferor and as servicer, and the Bank of New York, as trustee of the Chase Credit Card Master Trust.

2.	Chase Bank USA, National Association is, as of the date hereof, the Transferor, Servicer and Administrator under the Transfer and Servicing Agreement.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One
		Beginning Balance	Ending Balance	Highest Invested Amount during the Monthly Period*
	Collateral Certificates:
	First USA Credit Card MT 2002-CC *	30,000,000,000.00	30,000,000,000.00	30,000,000,000.00
	Chase Credit Card MT 2004-CC *	3,000,000,000.00	3,000,000,000.00	3,000,000,000.00
	Principal Receivables	13,733,518,580.49	13,169,668,028.42
	Excess Funding Amount	0.00	0.00

	TOTAL	46,733,518,580.49	46,169,668,028.42

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period.

	CHASEseries			42,460,000,000.00

	TOTAL			42,460,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period			3,709,668,028.42

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period			526,786,721.14

5d.	Asset Pool One Pool Balance for the related Monthly Period			46,169,668,028.42

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period			42,460,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period			10,960,757,254.01

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries		90.86%	9,958,457,380.08

	TOTAL		90.86%	9,958,457,380.08

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period			750,462,631.12

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries		90.86%	681,837,025.87

	TOTAL		90.86%	681,837,025.87

8a.	The Asset Pool One Servicing Fee for the related Monthly Period			58,416,898.23

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries		90.86%	53,075,000.00

	TOTAL		90.86%	53,075,000.00

*	Used for allocation purposes.

9a.	The Asset Pool One Default Amount for the related Monthly Period		99,349,019.87

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	90.86%	90,264,108.33

	TOTAL	90.86%	90,264,108.33

10.	The percentage of outstanding balances in Asset Pool One that were delinquent as of the close of business on the last day of the related Monthly Period

	30-59 days		0.96%
	60-89 days		0.63%
	90-119 days		0.47%
	120-149 days		0.41%
	150-179 days		0.38%
	180 or more days		0.00%

	TOTAL		2.85%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date April 13, 2006.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Vice President